Shareholder Report	8 Months Ended	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Old Westbury Funds, Inc.
Entity Central Index Key		0000909994
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000004836
Shareholder Report [Line Items]
Fund Name		All Cap Core Fund
Trading Symbol		OWACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$112	0.95%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Global equities overall enjoyed strong performance during the reporting  period, bolstered by a resilient economic backdrop along with heightened enthusiasm for advances in information technology and healthcare.

  The U.S. continued to lead global markets due primarily to its significant exposure to several large companies with strong fundamentals and earnings growth, such as NVIDIA, Microsoft, and Apple.

  International markets modestly underperformed global markets, driven by relatively slower economic growth in Europe and Asia.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, a blended index (90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)). The Fund’s overweight to the U.S. helped performance during the reporting period.

Stock selection also proved beneficial.

Within the consumer discretionary sector, Fund holdings Mercardo Libre, Hilton Worldwide, and Amazon were all strong performers. Having no exposure to large-benchmark-weight Tesla, which underperformed during the reporting period, also helped the Fund. Within consumer staples, Fund holdings Walmart, U.S. Foods, and Costco all outperformed, benefiting from consumer trends in their industries, also contributing to performance of the Fund. Within information technology, overweight positions in NVIDIA and Motorola Solutions made positive contributions to performance.

What detracted from performance?

The largest detractor from performance was the Fund holding cash in an up market. Stock selection also played a role. Within the energy sector, Fund holding SLB (formerly Schlumberger) underperformed during the reporting period while large-benchmark-weight Exxon Mobil, which the Fund did not own, proved an outperformer for the sector. Within healthcare, Fund holdings United Health Group and IQVIA lagged, while Eli Lilly, which was not owned by the Fund, saw strong performance.

Line Graph [Table Text Block]
	Old Westbury All Cap Core Fund	MSCI ACWI Investable Market Index (Net)	90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)
2014	$10,000	$10,000	$10,000
2015	$9,830	$10,010	$10,410
2016	$9,901	$10,244	$10,819
2017	$12,061	$12,653	$13,368
2018	$12,736	$12,533	$14,118
2019	$14,728	$14,038	$16,102
2020	$17,279	$14,644	$17,729
2021	$24,150	$20,236	$25,168
2022	$18,996	$16,145	$20,810
2023	$21,022	$17,667	$22,959
2024	$28,453	$23,379	$31,446

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury All Cap Core Fund	35.35%	14.08%	11.02%
MSCI ACWI Investable Market Index (Net)	32.33%	10.74%	8.86%
90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)	36.96%	14.32%	12.14%

AssetsNet	$ 3,532,016,610	$ 3,532,016,610	$ 3,532,016,610
Holdings Count | Holding	97	97	97
Advisory Fees Paid, Amount		$ 22,590,266
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$3,532,016,610 # of Portfolio Holdings97 Portfolio Turnover Rate41% Total Advisory Fees Paid (Net of Waivers)$22,590,266
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 10/31/2024

Information Technology	26.6%
Industrials	11.9%
Financial Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.4%
Communication Services	8.7%
Consumer Staples	4.9%
Banks	3.8%
Other Sectors	7.3%
Other Assets and Liabilities	5.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Apple, Inc.	4.5%
Alphabet, Inc.	4.0%
Amazon.com, Inc.	3.5%
Visa, Inc.	3.0%
Meta Platforms, Inc.	2.9%
UnitedHealth Group, Inc.	2.7%
JPMorgan Chase & Co.	2.0%
Intercontinental Exchange, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.oldwestburyfunds.com or upon request by calling (800) 607-2200.

Effective November 1, 2023, Bessemer Investment Management LLC, the Fund's investment adviser, has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.95%.

Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000206042
Shareholder Report [Line Items]
Fund Name		California Municipal Bond Fund
Trading Symbol		OWCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$59	0.57%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Throughout the reporting period, U.S. fixed income market performance was driven by an evolution in U.S. Federal Reserve policy from interest rate increases to interest rate cuts, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators and the presidential election.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply surprised significantly to the upside after two years of paltry issuance as issuers looked to front-run election-related volatility, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  California credits in particular experienced very strong demand throughout the reporting period given the onerous tax burden in the state; new issues tended to price at much tighter spreads than the rest of the market and also tended to be highly oversubscribed.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. Throughout the reporting period, the Fund maintained a longer duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class, which contributed to the performance of the Fund.

Despite broad market volatility, particularly in the run-up to the presidential election, the investment team’s investment thesis remained unchanged: the belief that ultimately, the aggressive U.S. Federal Reserve interest rate hiking cycle would result in lower inflation and slower domestic growth, driving higher demand for municipals with yields at some of the most attractive levels in the past 20 years. As a result, the longer-duration posture of the Fund was the top contributor to performance.

What detracted from performance?

Despite the stronger gains, certain headwinds did inhibit broader outperformance. In particular, the credit rating profile of the Fund’s portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as AA spreads in the intermediate part of the yield curve compressed more than comparable-maturity A spreads, which detracted from performance.

Line Graph [Table Text Block]
	Old Westbury California Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 3-7 Year AAA-AA Municipal Securities Index
12/04/2018	$10,000	$10,000	$10,000
2019	$10,478	$10,841	$10,550
2020	$10,823	$11,221	$10,957
2021	$10,818	$11,569	$10,993
2022	$9,984	$10,122	$10,149
2023	$10,168	$10,381	$10,312
2024	$10,800	$11,453	$10,966

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (December 4, 2018)
Old Westbury California Municipal Bond Fund	6.21%	0.61%	1.31%
ICE BofA U.S. Municipal Securities Index	10.33%	1.10%	2.32%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index	6.35%	0.78%	1.57%

Performance Inception Date			Dec. 04, 2018
AssetsNet	$ 368,328,999	$ 368,328,999	$ 368,328,999
Holdings Count | Holding	96	96	96
Advisory Fees Paid, Amount		$ 958,754
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$368,328,999 # of Portfolio Holdings96 Portfolio Turnover Rate35% Total Advisory Fees Paid (Net of Waivers)$958,754
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 10/31/2024

California	92.7%
Other Assets and Liabilities	7.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

State of California Current Refunding GO	7.3%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A	5.1%
San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A	5.1%
State of California Water Utility Improvements GO	4.4%
San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series C	3.4%
California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3	3.2%
University of California Current Refunding Revenue Bonds, Series BN	3.1%
Los Angeles Department of Water & Power Water System Revenue Bonds, Series A	2.8%
City & County of San Francisco Current Refunding GO, Series R1	2.8%
County of Santa Clara GO, Series C	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000221944
Shareholder Report [Line Items]
Fund Name		Credit Income Fund
Trading Symbol		OWCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$91	0.85%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  The U.S. fixed income market generally enjoyed strong performance in the reporting period, as inflation continued to subside and the U.S. Federal Reserve paused interest rate hiking and finally began recalibrating the interest rates.

  The U.S. economy remained resilient with the labor market exhibiting decent fundamentals and normalizing to trend.

  Less volatile macroeconomic data along with interest rate policy supported fixed income spreads as default levels remained low, consumer balance sheets were healthy, and market liquidity contained.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-10 Year U.S. Corporate Index.

The Fund benefited from steady interest rates for the better part of the reporting period. This interest rate environment helped reduce overall fixed income market volatility relative to prior years. At the same time, inflation continued to decline. The U.S. labor market maintained its resilience, which helped support overall growth and therefore overall company earnings and household balance sheets, which contributed to performance of the Fund.

This backdrop increased confidence that the U.S. would be able to avoid a recession, which helped fixed income assets with decent, and even somewhat overvalued, spread levels continue to generate excess returns, which contributed to performance of the Fund.

What detracted from performance?

Even with the U.S. Federal Reserve holding interest rates steady and ultimately beginning to adjust them downward, the shape of the yield curve remained quite flat. A flat yield curve does not support roll yield — that is, the potential to earn extra returns as a bond approaches its maturity date and its yield declines, which typically occurs with normal or steeper yield curves. Given the Fund’s barbell approach to portfolio construction, a flat yield curve reduced the benefits of roll yield and removed a key source of return from positioning in longer-dated Treasury securities, which detracted from performance of the Fund.

Line Graph [Table Text Block]
	Old Westbury Credit Income Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-10 Year U.S. Corporate Index
10/01/2020	$10,000	$10,000	$10,000
2020	$9,990	$9,950	$10,006
2021	$10,580	$9,893	$10,107
2022	$8,697	$8,331	$8,837
2023	$8,606	$8,369	$9,205
2024	$9,761	$9,252	$10,222

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (October 1, 2020)
Old Westbury Credit Income Fund	13.42%	-0.59%
ICE BofA U.S. Broad Market Index	10.55%	-1.88%
ICE BofA 1-10 Year U.S. Corporate Index	11.05%	0.55%

Performance Inception Date			Oct. 01, 2020
AssetsNet	$ 2,379,934,982	$ 2,379,934,982	$ 2,379,934,982
Holdings Count | Holding	758	758	758
Advisory Fees Paid, Amount		$ 13,876,765
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$2,379,934,982 # of Portfolio Holdings758 Portfolio Turnover Rate20% Total Advisory Fees Paid (Net of Waivers)$13,876,765
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 10/31/2024

U.S. Government Agencies and Securities	33.8%
Non-Agency Mortgage-Backed Securities	23.6%
Asset-Backed Securities	17.6%
Exchange-Traded Funds	16.5%
Corporate Bonds	5.6%
Preferred Stocks	0.2%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.2%
Other Assets and Liabilities	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

U.S. Treasury Bonds	25.2%
U.S. Treasury Notes	8.6%
iShares JP Morgan USD Emerging Markets Bond ETF	7.9%
Ajax Mortgage Loan Trust	4.1%
SPDR Bloomberg Convertible Securities ETF	3.6%
iShares MBS ETF	3.2%
Barclays Mortgage Loan Trust	3.0%
Invesco Preferred ETF	1.8%
Progress Residential Trust	1.8%
Countrywide Alternative Loan Trust	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000004833
Shareholder Report [Line Items]
Fund Name		Fixed Income Fund
Trading Symbol		OWFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$59	0.57%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Yields on U.S. Treasury securities declined across all maturities in response to moderating inflation and expectations that the U.S. Federal Reserve would soon begin to lower interest rates.

  Credit spreads tightened throughout the reporting period as a stronger-than-expected U.S. economy, combined with lower inflation, buoyed credit fundamentals.

  Demand for fixed income assets was strong throughout the reporting period as investors were attracted to the relatively high yields; strong demand was supportive of fixed-income securities’ prices.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index.

Relative to the Fund’s secondary benchmark, the Fund was overweight duration during the reporting period. Duration is a measure of portfolio’s price sensitivity to interest rate moves. As interest rates declined, the Fund’s overweight position also contributed to its performance.

Asset allocation also contributed to performance, as credit spreads tightened for investment-grade corporate bonds and structured products. The Fund’s slight overweight position in corporate bonds and its out-of-benchmark exposure to asset-backed securities and collateralized loan obligations contributed to performance.

What detracted from performance?

During the reporting period, the move to lower interest rates was led by securities with maturities between 2 and 3 years. Relative to the Fund’s secondary benchmark, the Fund was underweight shorter-dated securities and was overweight securities with maturities beyond 10 years. That positioning detracted from performance.

Line Graph [Table Text Block]
	Old Westbury Fixed Income Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index
2014	$10,000	$10,000	$10,000
2015	$10,105	$10,207	$10,213
2016	$10,315	$10,653	$10,487
2017	$10,306	$10,750	$10,507
2018	$10,154	$10,534	$10,409
2019	$11,008	$11,768	$11,256
2020	$11,584	$12,501	$11,869
2021	$11,442	$12,431	$11,735
2022	$10,253	$10,468	$10,630
2023	$10,374	$10,515	$10,831
2024	$11,210	$11,625	$11,655

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Fixed Income Fund	8.06%	0.36%	1.15%
ICE BofA U.S. Broad Market Index	10.55%	-0.24%	1.52%
ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index	7.61%	0.70%	1.54%

AssetsNet	$ 1,389,484,353	$ 1,389,484,353	$ 1,389,484,353
Holdings Count | Holding	145	145	145
Advisory Fees Paid, Amount		$ 4,042,194
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$1,389,484,353 # of Portfolio Holdings145 Portfolio Turnover Rate102% Total Advisory Fees Paid (Net of Waivers)$4,042,194
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 10/31/2024

U.S. Government Agencies and Securities	65.6%
Corporate Bonds	24.7%
Asset-Backed Securities	7.8%
Other Assets and Liabilities	1.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

U.S. Treasury Notes	57.4%
U.S. Treasury Bonds	4.5%
U.S. Treasury Inflation Indexed Notes	2.6%
JPMorgan Chase & Co.	0.9%
CarMax Auto Owner Trust	0.7%
U.S. Treasury Bills	0.7%
Bank of America Corp.	0.6%
Capital One Financial Corp.	0.5%
BP Capital Markets America, Inc.	0.5%
General Motors Financial Co., Inc.	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000004835
Shareholder Report [Line Items]
Fund Name		Large Cap Strategies Fund
Trading Symbol		OWLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$128	1.09%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Technology and financials were the market’s strongest performing sectors during the reporting period.

  Global growth stocks outperformed value during the reporting period.

  U.S. markets significantly outperformed emerging markets, which in turn led developed-international markets.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, MSCI ACWI Large Cap Index (Net).

The Fund delivered strong gains during the reporting period. The Fund benefited from exposure to the artificial intelligence and semiconductor theme through U.S. positions in chip manufacturer NVIDIA and semiconductor solutions business Broadcom. Stock selection in the technology and industrials sectors also contributed to the Fund’s performance. From a regional perspective, strong stock selection in the U.S. and developed Europe benefited the Fund as well.

What detracted from performance?

Despite portfolio gains, a few areas detracted from performance during the reporting period. Baillie Gifford Overseas Limited’s dedicated China strategy, which was terminated on February 6, 2024, was a top detractor from the Fund's performance compared to its secondary benchmark.

Underweight positions to top performing benchmark names, such as Taiwanese chip manufacturer TSMC, U.S. consumer electronics business Apple, and U.S. software company Alphabet Class A, hurt performance.

Stock selection in the materials and health care sectors also detracted from performance.

On a regional basis, weak stock selection in emerging Asia Pacific and Asia Pacific ex-Japan hurt performance.

Line Graph [Table Text Block]
	Old Westbury Large Cap Strategies Fund	MSCI ACWI Investable Market Index (Net)	MSCI ACWI Large Cap Index (Net)
2014	$10,000	$10,000	$10,000
2015	$10,201	$10,010	$9,963
2016	$10,397	$10,244	$10,163
2017	$12,136	$12,653	$12,548
2018	$12,008	$12,533	$12,562
2019	$13,559	$14,038	$14,153
2020	$14,506	$14,644	$14,956
2021	$19,386	$20,236	$20,465
2022	$14,777	$16,145	$16,480
2023	$15,872	$17,667	$18,434
2024	$21,395	$23,379	$24,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Large Cap Strategies Fund	34.80%	9.55%	7.90%
MSCI ACWI Investable Market Index (Net)	32.33%	10.74%	8.86%
MSCI ACWI Large Cap Index (Net)	33.44%	11.69%	9.42%

AssetsNet	$ 24,640,062,935	$ 24,640,062,935	$ 24,640,062,935
Holdings Count | Holding	629	629	629
Advisory Fees Paid, Amount		$ 188,496,766
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$24,640,062,935 # of Portfolio Holdings629 Portfolio Turnover Rate37% Total Advisory Fees Paid (Net of Waivers)$188,496,766
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 10/31/2024

Information Technology	25.3%
Consumer Discretionary	11.2%
Industrials	11.2%
Health Care	10.2%
Communication Services	8.3%
Financial Services	7.7%
Banks	6.3%
Consumer Staples	6.1%
Other Sectors	12.2%
Other Assets and Liabilities	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.1%
Alphabet, Inc.	3.0%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc.	2.2%
UnitedHealth Group, Inc.	1.5%
Oracle Corp.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.oldwestburyfunds.com  or upon request by calling (800) 607-2200.

Effective February 6, 2024, (i) Aikya Investment Management Limited serves as a sub-adviser to the Fund, and (ii) Baillie Gifford Overseas Limited no longer serves as sub-adviser to the Fund. The Fund removed “Growth Style Investment Risk” and “Value Style Investment Risk” disclosure from its Prospectus’ Principal Risks in connection with these changes.

Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000004838
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Trading Symbol		OWMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$59	0.57%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Throughout the reporting period, U.S. fixed income market performance was driven by an evolution in U.S. Federal Reserve policy from interest rate increases to interest rate cuts, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators and the presidential election.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply surprised significantly to the upside after two years of paltry issuance as issuers looked to front-run election-related volatility, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

What contributed to performance?

The above dynamics led to a continued longer duration posture relative to the Fund’s secondary benchmark, the ICE BofA 1-12 Year AAA-AA Municipal Securities Index, which contributed notably to performance during the reporting period. Performance of the Fund’s primary benchmark is provided in the table below.Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-12 Year AAA-AA Municipal Securities Index.

Throughout the reporting period, the Fund maintained a longer duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class.

Despite broad market volatility, particularly in the run-up to the presidential election, the investment team’s investment thesis remained unchanged: the belief that ultimately, the aggressive U.S. Federal Reserve interest rate hiking cycle would result in lower inflation and slower domestic growth, driving higher demand for municipals with yields at some of the most attractive levels in the past 20 years. As a result, the longer-duration posture of the Fund contributed significantly to performance, as did credit spread management (spreads compressed as demand for higher-quality municipals increased) and roll down (driven by a steeper curve slope in the intermediate part of the municipal yield curve).

What detracted from performance?

Despite the stronger gains, certain challenges inhibited broader outperformance compared to its secondary benchmark. In particular, the credit rating profile of the Fund’s portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as longer-dated AA spreads compressed more than comparable-maturity A spreads, which detracted from performance.

Line Graph [Table Text Block]
	Old Westbury Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 1-12 Year AAA-AA Municipal Securities Index
2014	$10,000	$10,000	$10,000
2015	$10,151	$10,297	$10,196
2016	$10,359	$10,754	$10,409
2017	$10,405	$10,981	$10,533
2018	$10,267	$10,907	$10,447
2019	$10,978	$11,960	$11,158
2020	$11,349	$12,378	$11,557
2021	$11,344	$12,762	$11,629
2022	$10,426	$11,167	$10,805
2023	$10,566	$11,452	$11,005
2024	$11,236	$12,634	$11,681

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Municipal Bond Fund	6.35%	0.47%	1.17%
ICE BofA U.S. Municipal Securities Index	10.33%	1.10%	2.37%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index	6.15%	0.92%	1.57%

AssetsNet	$ 4,146,321,857	$ 4,146,321,857	$ 4,146,321,857
Holdings Count | Holding	571	571	571
Advisory Fees Paid, Amount		$ 11,865,624
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$4,146,321,857 # of Portfolio Holdings571 Portfolio Turnover Rate39% Total Advisory Fees Paid (Net of Waivers)$11,865,624
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 10/31/2024

Texas	19.6%
New York	11.3%
California	6.0%
Washington	5.8%
New Jersey	5.6%
Massachusetts	5.1%
Maryland	4.6%
Colorado	2.8%
Other States	35.1%
Other Assets and Liabilities	4.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2	1.6%
Texas Tech University System University & College Improvements Revenue Bonds, Series A	1.5%
Texas State University System University & College Improvements Revenue Bonds	1.5%
State of Maryland School Improvements GO, Series A	1.3%
State of California Current Refunding GO	1.4%
Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE	1.4%
Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A	1.3%
U.S. Treasury Notes	1.2%
Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds	1.2%
County of Collin Public Facilities GO	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000206043
Shareholder Report [Line Items]
Fund Name		New York Municipal Bond Fund
Trading Symbol		OWNYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$59	0.57%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Throughout the reporting period, U.S. fixed income market performance was driven by an evolution in U.S. Federal Reserve policy from interest rate increases to interest rate cuts, heightened investor demand for bonds amid economic uncertainty, and market volatility influenced by fluctuating economic indicators and the presidential election.

  In the municipal bond market, supply and demand garnered much of investors’ focus. Supply rather significantly to the upside after two years of paltry issuance as issuers looked to front-run election-related volatility, while demand surged as investors looked to capitalize upon particularly attractive tax-exempt yields.

  New York credits experienced very strong demand throughout the reporting period given the onerous tax burden in the state; in particular, smaller/more unique issuers tended to price at tighter spreads than more generic issuers, and despite the embedded premium, were generally well-oversubscribed given the inherent value of the tax exemption for residents of the state.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. Throughout the reporting period, the Fund maintained a longer duration posture compared to its secondary benchmark, reflective of strong municipal fundamentals, a favorable supply/demand mix, attractive tax-adjusted yields, and a high-tax environment conducive to elevated demand for the asset class. Despite broad market volatility, particularly in the run-up to the presidential election, the investment team’s investment thesis remained unchanged: the belief that ultimately, the aggressive U.S. Federal Reserve interest rate hiking cycle would result in lower inflation and slower domestic growth, driving higher demand for municipals with yields at some of the most attractive levels in the past 20 years. As a result, the longer-duration posture of the Fund was the top contributor to performance.

What detracted from performance?

Despite the stronger gains, certain headwinds did inhibit broader outperformance. In particular, the credit rating profile of the Fund's portfolio holdings (overweights to AAA and A credits, funded by an underweight to AA credits) created a slight performance drag as AA spreads in the intermediate part of the yield curve compressed more than comparable-maturity A spreads, which detracted from performance.

Line Graph [Table Text Block]
	Old Westbury New York Municipal Bond Fund	ICE BofA U.S. Municipal Securities Index	ICE BofA 3-7 Year AAA-AA Municipal Securities Index
12/04/2018	$10,000	$10,000	$10,000
2019	$10,536	$10,841	$10,550
2020	$10,819	$11,221	$10,957
2021	$10,879	$11,569	$10,993
2022	$10,039	$10,122	$10,149
2023	$10,197	$10,381	$10,312
2024	$10,833	$11,453	$10,966

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (December 4, 2018)
Old Westbury New York Municipal Bond Fund	6.24%	0.56%	1.36%
ICE BofA U.S. Municipal Securities Index	10.33%	1.10%	2.32%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index	6.35%	0.78%	1.57%

Performance Inception Date			Dec. 04, 2018
AssetsNet	$ 580,149,881	$ 580,149,881	$ 580,149,881
Holdings Count | Holding	164	164	164
Advisory Fees Paid, Amount		$ 1,559,080
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$580,149,881 # of Portfolio Holdings164 Portfolio Turnover Rate32% Total Advisory Fees Paid (Net of Waivers)$1,559,080
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 10/31/2024

New York	90.0%
Other Assets and Liabilities	10.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

County of Westchester NY Recreation Facilities Improvements GO, Series A	5.8%
Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE	5.5%
U.S. Treasury Notes	5.4%
New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A	4.0%
New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A	3.7%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	3.4%
Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A	3.3%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	3.4%
New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B	2.8%
New York State Dormitory Authority Refunding Revenue Bonds, Series A	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com
C000248048
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Trading Symbol	OWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of February 29, 2024, the Fund's Inception, to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$25	0.37%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Yields at the front of the yield curve declined since the Fund’s February 29, 2024,  inception as the U.S. Federal Reserve began lowering interest rates.

  Credit spreads tightened and risk assets outperformed U.S. Treasuries as economic growth continued at a healthy pace.

  Investment-grade bond funds have seen increased inflows, driven by the appeal of higher yields currently available in the market.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the ICE BofA 1-3 Year AAA-A  U.S. Corporate & Government Index.

Credit performed well during the reporting period as economic data remained resilient, inflation continued to decline, and market fears of a recession diminished. This led credit spreads to tighten across the investment-grade market and credit to outperform U.S. Treasuries. The Fund’s overweight to corporate bonds and asset-backed securities aided performance. Additionally, the Fund was positioned to seek a higher yield than its secondary benchmark, which also enhanced performance.

What detracted from performance?

Interest rates on U.S. Treasury notes maturing within 5 years fell since the Fund’s inception as the U.S. Federal Reserve lowered the federal funds rate by 50 basis points in September and signaled additional easing. While overall duration exposure was neutral to performance, the front of the yield curve steepened as interest rates within 2 years fell further than longer-dated yields, which detracted from performance. The Fund’s overweight to bonds with 3- and 5-year maturities also detracted from performance.

Line Graph [Table Text Block]
	Old Westbury Short-Term Bond Fund	ICE BofA U.S. Broad Market Index	ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index
02/29/2024	$10,000	$10,000	$10,000
03/31/2024	$10,040	$10,084	$10,036
04/30/2024	$10,000	$9,841	$10,005
05/31/2024	$10,080	$10,008	$10,076
06/30/2024	$10,140	$10,103	$10,132
07/31/2024	$10,251	$10,337	$10,250
08/31/2024	$10,343	$10,485	$10,343
09/30/2024	$10,430	$10,625	$10,428
10/31/2024	$10,369	$10,365	$10,369

Average Annual Return [Table Text Block]
Fund	Since Inception (February 29, 2024)
Old Westbury Short-Term Bond Fund	3.69%
ICE BofA U.S. Broad Market Index	3.65%
ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index	3.69%

Performance Inception Date			Feb. 29, 2024
AssetsNet	$ 60,071,688	$ 60,071,688	$ 60,071,688
Holdings Count | Holding	98	98	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$60,071,688 # of Portfolio Holdings98 Portfolio Turnover Rate13% Total Advisory Fees Paid (Net of Waivers)$0
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 10/31/2024

U.S. Government Agencies and Securities	56.3%
Corporate Bonds	35.5%
Asset-Backed Securities	6.9%
Other Assets and Liabilities	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

U.S. Treasury Notes	45.8%
U.S. Treasury Bills	10.5%
DTE Energy Co.	1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Broadcom, Inc.	1.5%
General Motors Financial Co., Inc.	1.5%
NextEra Energy Capital Holdings, Inc.	1.4%
Air Lease Corp.	1.2%
Equinix, Inc.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004834
Shareholder Report [Line Items]
Fund Name		Small & Mid Cap Strategies Fund
Trading Symbol		OWSMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number		(800) 607-2200
Additional Information Website		www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$124	1.10%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

What drove Fund performance during the past 12 months?

  Industrials and financials were the market’s strongest performing sectors during the reporting period.

  Global small-to-mid-cap growth stocks narrowly outperformed value during the reporting period.

  The U.S outperformed developed-international markets, which in turn led emerging markets.

What contributed to performance?

Performance of the Fund’s primary benchmark is provided in the table below. Here, we discuss the Fund’s performance against its secondary benchmark, the MSCI ACWI SMID Cap Index (Net).

The Fund delivered strong gains during the reporting period due largely to strong performance from the Fund’s small capitalization holdings. Stock selection in the materials and financials sectors also contributed to the Fund’s performance. In terms of sub-industries, health care and industrial equipment companies, specifically U.S. medical device company Globus Medical, also contributed to performance. From a regional perspective, strong stock selection in Japan and developed Europe benefited the Fund.

What detracted from performance?

The Fund faced several challenges in the reporting period. Baillie Gifford Overseas Limited’s international strategy, which was terminated on July 16, 2024, was a top detractor for the Fund.

In addition, no exposure or an underweight position to strong performers, including U.S. software company Fair Isaac, in the Fund’s secondary benchmark, detracted from performance. Stock selection in the technology and energy sectors also detracted from performance. On a regional basis, weak stock selection in the U.S. and Israel hurt performance.

Line Graph [Table Text Block]
	Old Westbury Small & Mid Cap Strategies Fund	MSCI ACWI Investable Market Index (Net)	MSCI ACWI SMID Cap Index (Net)
2014	$10,000	$10,000	$10,000
2015	$10,289	$10,010	$10,130
2016	$10,817	$10,244	$10,451
2017	$12,726	$12,653	$12,925
2018	$12,393	$12,533	$12,446
2019	$13,563	$14,038	$13,721
2020	$14,365	$14,644	$13,805
2021	$18,979	$20,236	$19,616
2022	$13,778	$16,145	$15,252
2023	$13,705	$17,667	$15,599
2024	$17,304	$23,379	$20,125

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Old Westbury Small & Mid Cap Strategies Fund	26.26%	4.99%	5.64%
MSCI ACWI Investable Market Index (Net)	32.33%	10.74%	8.86%
MSCI ACWI SMID Cap Index (Net)	29.01%	7.96%	7.24%

AssetsNet	$ 8,841,523,403	$ 8,841,523,403	$ 8,841,523,403
Holdings Count | Holding	2,461	2,461	2,461
Advisory Fees Paid, Amount		$ 68,130,297
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 10/31/2024

Total Net Assets$8,841,523,403 # of Portfolio Holdings2,461 Portfolio Turnover Rate62% Total Advisory Fees Paid (Net of Waivers)$68,130,297
Holdings [Text Block]

Country Weightings (as a % of Net Assets) as of 10/31/2024

United States	49.5%
Japan	8.7%
China	4.4%
United Kingdom	4.3%
Canada	2.4%
Australia	2.2%
Israel	1.9%
Other Countries	15.8%
Other Assets and Liabilities	10.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 10/31/2024

Utilities Select Sector SPDR Fund	4.8%
VanEck Junior Gold Miners ETF	1.7%
SPDR S&P Biotech ETF	1.0%
Saia, Inc.	0.8%
Dollarama, Inc.	0.8%
SPDR S&P Regional Banking ETF	0.7%
Booz Allen Hamilton Holding Corp.	0.7%
BJ's Wholesale Club Holdings, Inc.	0.7%
Clean Harbors, Inc.	0.6%
Nice Ltd.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.oldwestburyfunds.com upon request by calling (800) 607-2200.

Effective July 16, 2024, Baillie Gifford Overseas Limited no longer serves as sub-adviser to the Fund.

Updated Prospectus Phone Number		(800) 607-2200
Updated Prospectus Web Address		www.oldwestburyfunds.com